Analysis of Assets and Liabilities by Financial Instrument Classification (Tables)	3 Months Ended
May 31, 2024
Analysis of Assets and Liabilities by Financial Instrument Classification [Abstract]
Schedule of Classification of Financial Assets and Financial Liabilities	The following table shows the carrying amounts and classification of financial assets and financial liabilities.
Figures in Rand thousands	As of May 31, 2024	As of February 29, 2024

Financial assets (at amortized cost)
Loans to related party	28,200	28,200
Trade and other receivables (excludes prepayments and other taxes)	477,398	931,495
Cash and cash equivalents	996,054	459,527
	1,501,652	1,419,222

Financial liabilities (at amortized cost)
Loans from related parties	668	924
Trade and other payables (excludes other taxes)	421,642	398,153
Term loans	46,368	48,179
Bank overdraft	46,496	23,362
	515,174	470,618